UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2012 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 90.97%
Consumer Discretionary - 29.61%
Aarons, Inc.	20,300	$540,183	0.28%
Ann, Inc. (a)	120,000	2,911,200	1.50%
AutoNation, Inc. (a)	14,300	511,368	0.26%
Borg Warner, Inc. (a)	48,100	3,589,703	1.84%
Cabelas, Inc. (a)	20,500	534,640	0.27%
CBS Corp.	20,250	576,720	0.30%
Chicos FAS, Inc.	36,000	411,840	0.21%
Cost Plus, Inc. (a)	312,500	4,234,375	2.18%
CPI Corp.	112,600	179,034	0.09%
Dillards, Inc.	97,000	4,292,250	2.21%
DineEquity, Inc. (a)	57,900	2,751,408	1.41%
Dish Network Corp. (a)	18,150	506,748	0.26%
Dominos Pizza, Inc. (a)	21,900	715,035	0.37%
DSW, Inc.	10,300	514,691	0.26%
Education Management Corp. (a)	21,400	546,342	0.28%
Finish Line, Inc.	24,800	524,520	0.27%
Foot Locker, Inc.	24,000	629,760	0.32%
Genesco, Inc. (a)	10,300	629,021	0.32%
Krispy Kreme Doughnuts, Inc. (a)	440,300	3,227,399	1.66%
Libbey, Inc. (a)	222,400	3,349,344	1.72%
Lithia Motors, Inc.	27,800	617,438	0.32%
Mens Wearhouse, Inc.	16,650	574,259	0.30%
Oxford Industries, Inc.	15,350	781,775	0.40%
Penske Automotive Group, Inc.	23,800	532,644	0.27%
Pier 1 Imports, Inc. (a)	305,400	4,748,970	2.44%
Quiksilver, Inc. (a)	633,700	2,826,302	1.45%
Ruby Tuesday, Inc. (a)	235,400	1,767,854	0.91%
Sally Beauty Holdings, Inc. (a)	31,900	657,778	0.34%
Sonic Automotive, Inc.	37,850	590,081	0.30%
Tenneco, Inc. (a)	77,900	2,500,590	1.29%
The Goodyear Tire & Rubber Co. (a)	31,300	406,900	0.21%
Tractor Supply Co.	74,800	6,041,596	3.11%
TRW Automotive Holdings Corp. (a)	61,400	2,303,728	1.18%
Tuesday Morning Corp. (a)	583,100	1,982,540	1.02%
Valuevision Media, Inc. (a)	70,100	110,758	0.06%
		57,618,794	29.61%
Consumer Staples - 4.50%
Corn Products International, Inc.	10,000	554,900	0.29%
PriceSmart, Inc.	91,800	6,118,470	3.14%
SunOpta, Inc. (a)(b)	428,000	2,088,640	1.07%
		8,762,010	4.50%

Energy - 3.57%
Crosstex Energy, Inc.	43,400	545,104	0.28%
CVR Energy, Inc. (a)	21,300	531,222	0.27%
HollyFrontier Corp.	15,600	457,704	0.24%
Western Refining, Inc. (a)	327,300	5,410,269	2.78%
		6,944,299	3.57%
Financials - 6.24%
AmTrust Financial Services, Inc.	23,700	614,541	0.32%
Ashford Hospitality Trust, Inc.	315,600	2,843,556	1.46%
Cash America International, Inc.	9,850	432,021	0.22%
DFC Global Corp. (a)	25,550	503,335	0.26%
Grupo Financiero Galicia SA - ADR (a)(b)	208,100	1,608,613	0.83%
iStar Financial, Inc. (a)	461,200	3,219,176	1.65%
Newcastle Investment Corp.	543,700	2,914,232	1.50%
		12,135,474	6.24%
Health Care - 1.39%
Amerigroup Corp. (a)	7,700	523,677	0.27%
Coventry Health Care, Inc. (a)	15,250	458,568	0.24%
MedCath Corp.	236,700	1,716,075	0.88%
		2,698,320	1.39%
Industrials - 24.42%
AAR Corp.	18,400	389,896	0.20%
Air Transport Services Group, Inc. (a)	402,900	2,421,429	1.24%
Altra Holdings, Inc. (a)	22,250	426,977	0.22%
Amerco (a)	30,800	2,978,976	1.53%
Cascade Corp.	10,500	596,610	0.31%
Commercial Vehicle Group, Inc. (a)	183,500	2,295,585	1.18%
Dycom Inds, Inc. (a)	32,400	692,388	0.36%
EnPro Industries, Inc. (a)	11,400	402,534	0.21%
Greenbrier Companies, Inc. (a)	140,500	3,126,125	1.61%
Interface, Inc.	206,900	2,749,701	1.41%
Macquarie Infrastructure Co. LLC	21,200	584,484	0.30%
Mueller Industries, Inc.	12,250	541,573	0.28%
NACCO Industries, Inc.	30,000	3,066,000	1.58%
Sauer-Danfoss, Inc. (a)	102,400	5,160,960	2.65%
Sykes Enterprises, Inc. (a)	27,400	480,322	0.25%
The Timken Co.	67,400	3,291,142	1.69%
Titan International, Inc.	173,500	4,188,290	2.15%
Trimas Corp. (a)	163,500	3,543,045	1.82%
United Continental Holdings, Inc. (a)	123,300	2,848,230	1.46%
United Rentals, Inc. (a)	136,900	5,235,056	2.69%
US Airways Group, Inc. (a)	294,500	2,485,580	1.28%
		47,504,903	24.42%
Information Technology - 4.99%
DDi Corp.	276,300	2,682,873	1.38%
Kemet Corp. (a)	250,100	2,298,419	1.18%
Newport Corp. (a)	188,400	3,479,748	1.79%
Power One, Inc. (a)	288,900	1,253,826	0.64%
		9,714,866	4.99%

Materials - 13.61%
Buckeye Technologies, Inc.	153,200	5,136,796	2.64%
Innophos Holdings, Inc.	11,350	566,592	0.29%
Innospec, Inc. (a)	148,000	4,790,760	2.46%
LSB Industries, Inc. (a)	12,700	445,135	0.23%
Materion Corp. (a)	83,800	2,464,558	1.27%
Mercer International, Inc. (a)	474,000	3,877,320	1.99%
Quaker Chemical Corp.	77,900	3,450,970	1.77%
Rockwood Holdings, Inc. (a)	9,750	492,375	0.25%
TPC Group, Inc. (a)	127,000	4,171,950	2.14%
Universal Stainless & Alloy (a)	11,900	472,787	0.24%
W.R. Grace & Co. (a)	12,150	650,511	0.33%
		26,519,754	13.61%
Telecommunication Services - 2.04%
General Communication, Inc. (a)	258,100	2,686,821	1.38%
IDT Corp.	111,700	982,960	0.51%
MetroPCS Communications, Inc. (a)	32,900	290,836	0.15%
		3,960,617	2.04%
Utilities - 0.60%
Genie Energy Ltd. (a)	111,700	1,168,382	0.60%
TOTAL COMMON STOCKS (Cost $177,927,930)		177,027,419	90.97%

PARTNERSHIPS - 5.42%
Energy - 5.42%
Atlas Energy L.P.	217,400	5,678,488	2.92%
Atlas Pipeline Partners L.P.	129,500	4,857,545	2.50%
		10,536,033	5.42%
TOTAL PARTNERSHIPS (Cost $6,031,719)		10,536,033	5.42%

SHORT-TERM INVESTMENTS - 3.51%
Money Market Fund - 3.51%
Fidelity Government Portfolio - Institutional Class, 0.01% (c)	6,818,841	6,818,841	3.51%
TOTAL MONEY MARKET FUND (Cost $6,818,841)		6,818,841	3.51%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,818,841)		6,818,841	3.51%

Total Investments (Cost $190,778,490) - 99.90%		194,382,293	99.90%
Other Assets in Excess of Liabilities - 0.10%		198,476	0.10%
TOTAL NET ASSETS - 100.00%		$194,580,769	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$190,761,802
Gross unrealized appreciation	27,466,241
Gross unrealized depreciation	(23,845,750)
Net unrealized appreciation	$3,620,491

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$57,618,794	$-	$-	$57,618,794
Consumer Staples	8,762,010	-	-	8,762,010
Energy	6,944,299	-	-	6,944,299
Financials	12,135,474	-	-	12,135,474
Health Care	2,698,320	-	-	2,698,320
Industrials	47,504,903	-	-	47,504,903
Information Technology	9,714,866	-	-	9,714,866
Materials	26,519,754	-	-	26,519,754
Telecommunication Services	3,960,617	-	-	3,960,617
Utilities	1,168,382	-	-	1,168,382
Total Common Stock	$177,027,419	$-	$-	$177,027,419

Partnerships
Energy	10,536,033	-	-	10,536,033
Total Partnerships	$10,536,033	$-	$-	$10,536,033

Short-Term Investments
Money Market Funds	6,818,841	-	-	6,818,841
Total Short-Term Investments	$6,818,841	$-	$-	$6,818,841

Total Investments in Securities	$194,382,293	$-	$-	$194,382,293

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers between levels.

Hennessy Focus 30 Fund
Schedule of Investments
January 31, 2012 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.15%
Consumer Discretionary - 30.28%
Dominos Pizza, Inc. (a)	144,200	$4,708,130	3.21%
Family Dollar Stores, Inc.	77,600	4,330,080	2.96%
Genesco, Inc. (a)	79,000	4,824,530	3.29%
Genuine Parts Co.	80,200	5,115,156	3.49%
HSN, Inc.	127,900	4,564,751	3.12%
LKQ Corporation (a)	159,900	5,212,740	3.56%
Petsmart, Inc.	95,700	5,093,154	3.48%
Ross Stores, Inc.	104,800	5,325,936	3.64%
Sally Beauty Holdings, Inc. (a)	250,600	5,167,372	3.53%
		44,341,849	30.28%
Consumer Staples - 9.24%
Casey's General Stores, Inc.	96,100	4,895,334	3.34%
Dr. Pepper Snapple Group, Inc.	114,000	4,425,480	3.02%
PriceSmart, Inc.	63,300	4,218,945	2.88%
		13,539,759	9.24%
Energy - 6.69%
Tesoro Corp. (a)	177,100	4,432,813	3.03%
World Fuel Services Corp.	118,300	5,368,454	3.66%
		9,801,267	6.69%
Industrials - 13.00%
Mueller Industries, Inc.	102,700	4,540,367	3.10%
Teledyne Technologies, Inc. (a)	83,800	4,756,488	3.24%
Towers Watson & Co.	71,532	4,277,613	2.92%
Triumph Group Inc.	87,500	5,474,875	3.74%
		19,049,343	13.00%
Information Technology - 3.54%
Jabil Circuit, Inc.	228,800	5,184,608	3.54%
Utilities - 28.40%
Alliant Energy Corp.	110,200	4,671,378	3.19%
Centerpoint Energy, Inc.	216,300	3,995,061	2.73%
CMS Energy Corp.	218,200	4,763,306	3.25%
New Jersey Resources Corp.	99,600	4,752,912	3.24%
NiSource, Inc.	201,100	4,571,003	3.12%
Pinnacle West Capital Corp.	98,700	4,664,562	3.18%
Scana Corp.	107,500	4,819,225	3.29%
UIL Holdings Corp.	135,400	4,682,132	3.20%
Westar Energy, Inc.	165,000	4,692,600	3.20%
		41,612,179	28.40%
TOTAL COMMON STOCKS (Cost $125,878,659)		133,529,005	91.15%

PARTNERSHIPS - 7.15%
Energy - 7.15%
Oneok Partners L.P.	94,200	5,286,504	3.61%
Sunoco Logistics Partners L.P.	139,100	5,192,603	3.54%
		10,479,107	7.15%
TOTAL PARTNERSHIPS (Cost $8,925,775)		10,479,107	7.15%

SHORT-TERM INVESTMENTS - 1.49%
Money Market Fund - 1.49%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	2,181,453	2,181,453	1.49%
TOTAL MONEY MARKET FUND (Cost $2,181,453)		2,181,453	1.49%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,181,453)		2,181,453	1.49%

Total Investments (Cost $136,985,887) - 99.79%		146,189,565	99.79%
Other Assets in Excess of Liabilities - 0.21%		305,818	0.21%
TOTAL NET ASSETS - 100.00%		$146,495,383	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$136,985,887
Gross unrealized appreciation	10,831,871
Gross unrealized depreciation	(1,628,193)
Net unrealized appreciation	$9,203,678

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$44,341,849	$-	$-	$44,341,849
Consumer Staples	13,539,759	-	-	13,539,759
Energy	9,801,267	-	-	9,801,267
Industrials	19,049,343	-	-	19,049,343
Information Technology	5,184,608	-	-	5,184,608
Utilities	41,612,179	-	-	41,612,179
Total Common Stock	$133,529,005	$-	$-	$133,529,005

Partnerships
Energy	10,479,107	-	-	10,479,107
Total Partnerships	$10,479,107	$-	$-	$10,479,107

Short-Term Investments
Money Market Funds	2,181,453	-	-	2,181,453
Total Short-Term Investments	$2,181,453	$-	$-	$2,181,453

Total Investments in Securities	$146,189,565	$-	$-	$146,189,565

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2012 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.02%
Consumer Discretionary - 5.81%
Carnival Corp.	76,200	$2,301,240	1.90%
Mattel, Inc.	80,800	2,504,800	2.06%
Thomson Reuters Corp. (b)	81,700	2,245,933	1.85%
		7,051,973	5.81%
Consumer Staples - 22.66%
Altria Group, Inc.	80,300	2,280,520	1.88%
Avon Products, Inc.	130,400	2,317,208	1.91%
Campbell Soup Co.	72,700	2,304,590	1.90%
ConAgra Foods, Inc.	85,800	2,288,286	1.89%
H.J. Heinz Co.	43,500	2,255,475	1.86%
Kellogg Co.	45,500	2,253,160	1.86%
Kimberly Clark Corp.	31,500	2,254,140	1.86%
Pepsico, Inc.	35,900	2,357,553	1.94%
Philip Morris International, Inc.	31,800	2,377,686	1.96%
Procter & Gamble Co.	35,200	2,219,008	1.83%
Reynolds American, Inc.	56,500	2,216,495	1.83%
Sysco Corp.	78,000	2,348,580	1.94%
		27,472,701	22.66%
Energy - 13.74%
BP PLC - ADR (b)	52,200	2,396,502	1.98%
Chevron Corp.	21,800	2,247,144	1.85%
ConocoPhillips	32,500	2,216,825	1.83%
Encana Corp. (b)	132,700	2,538,551	2.09%
Royal Dutch Shell PLC - ADR (b)	33,100	2,362,016	1.95%
Total SA - ADR (b)	45,000	2,383,650	1.96%
Transocean Ltd. (b)	53,400	2,525,820	2.08%
		16,670,508	13.74%
Financials - 6.00%
Banco Santander SA - ADR (b)	319,600	2,518,448	2.08%
HSBC Holdings PLC - ADR (b)	58,000	2,426,140	2.00%
Sun Life Financial, Inc. (b)	116,300	2,328,326	1.92%
		7,272,914	6.00%
Health Care - 13.17%
Abbott Labs	42,000	2,274,300	1.87%
Bristol-Myers Squibb Co.	69,000	2,224,560	1.83%
Eli Lilly & Co.	57,900	2,300,946	1.90%
GlaxoSmithKline PLC - ADR (b)	51,100	2,275,994	1.88%
Johnson & Johnson	35,600	2,346,396	1.93%
Merck & Co., Inc.	59,900	2,291,774	1.89%
Pfizer, Inc.	105,900	2,266,260	1.87%
		15,980,230	13.17%
Industrials - 13.50%
Emerson Electric Co.	46,700	2,399,446	1.98%
General Electric Co.	122,300	2,288,233	1.89%
Lockheed Martin Corp.	28,300	2,329,656	1.92%
Northrop Grumman Corp.	38,700	2,246,535	1.85%
Raytheon Co.	46,900	2,250,731	1.85%
Republic Services, Inc.	84,100	2,462,448	2.03%
Waste Management, Inc.	69,100	2,401,916	1.98%
		16,378,965	13.50%

Information Technology - 4.04%
Intel Corp.	91,600	2,420,072	1.99%
Seagate Technology PLC (b)	117,800	2,490,292	2.05%
		4,910,364	4.04%
Materials - 9.63%
Arcelormittal SA Luxembourg - ADR (b)	114,000	2,339,280	1.93%
EI Du Pont de Nemours & Co.	47,000	2,391,830	1.97%
International Paper Co.	72,500	2,257,650	1.86%
Nucor Corp.	54,600	2,429,154	2.00%
Southern Copper Corp.	65,500	2,272,195	1.87%
		11,690,109	9.63%
Telecommunication Services - 7.47%
AT&T, Inc.	76,700	2,255,747	1.86%
BCE, Inc. (b)	55,600	2,268,480	1.87%
CenturyLink, Inc.	62,100	2,299,563	1.89%
Telefonica De Argentina (a)(c)(d)(e)	100	–	0.00%
Verizon Communications, Inc.	59,600	2,244,536	1.85%
		9,068,326	7.47%
TOTAL COMMON STOCKS (Cost $105,258,835)		116,496,090	96.02%

Short-Term Investments - 3.91%
Demand Note - 1.14%
American Family Financial Services, 0.1001%	1,384,689	1,384,689	1.14%
TOTAL DEMAND NOTE (Cost $1,384,689)		1,384,689	1.14%
Money Market Fund - 2.77%
Fidelity Government Portfolio - Institutional Class, 0.010% (f)	3,360,767	3,360,767	2.77%
TOTAL MONEY MARKET FUND (Cost $3,360,767)		3,360,767	2.77%
Total Short-Term Investments (Cost $4,745,456)		4,745,456	3.91%

Total Investments (Cost $110,004,291) - 99.93%		121,241,546	99.93%
Other Assets in Excess of Liabilities - 0.07%		88,699	0.07%
TOTAL NET ASSETS - 100.00%		$121,330,245	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation
(c)	Illiquid security.
(d)	Foreign issued security.
(e)	Security is fair valued
(f)	The rate listed is the fund's 7-day yield as of January 31,2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$111,087,742
Gross unrealized appreciation	11,378,393
Gross unrealized depreciation	(1,224,589)
Net unrealized appreciation	$10,153,804

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$7,051,973	$-	$-		$7,051,973
Consumer Staples	27,472,701	-	-		27,472,701
Energy	16,670,508	-	-		16,670,508
Financials	7,272,914	-	-		7,272,914
Health Care	15,980,230	-	-		15,980,230
Industrials	16,378,965	-	-		16,378,965
Information Technology	4,910,364	-	-		4,910,364
Materials	11,690,109				11,690,109
Telecommunication Services	9,068,326	-	-	(1)	9,068,326
Total Common Stock	$116,496,090	$-	$-		$116,496,090

Short-Term Investments
Money Market Funds	3,360,767	-	-		3,360,767
Demand Notes	-	1,384,689	-		1,384,689
Total Short-Term Investments	$3,360,767	$1,384,689	$-		$4,745,456

Total Investments in Securities	$119,856,857	$1,384,689	$-		$121,241,546

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers between levels.

(1)	If Telefonica de Argentina would have had a value, it would have been a Level 3 fair value. The security has been fair valued at $0 during the entire reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of 10/31/11	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 1/31/12	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at January 31, 2012.	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         3/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          3/27/12

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date         3/27/12